Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 137,298	$ 137,894
Accounts receivable, net of allowance for doubtful accounts of $4,082 and $5,775 in 2018 and 2017, respectively		110,222	78,312
Net investment in direct financing and sales-type leases		39,270	56,959
Trading containers		40,852	10,752
Containers held for sale		21,874	22,089
Prepaid expenses and other current assets		12,855	12,243
Insurance receivable		9,814	15,909
Due from affiliates, net		1,692	1,134
Total current assets		373,877	335,292
Restricted cash		87,630	99,675
Containers, net of accumulated depreciation of $1,322,221 and $1,172,355 at 2018 and 2017, respectively		4,134,016	3,791,610
Net investment in direct financing and sales-type leases		127,790	125,665
Fixed assets, net of accumulated depreciation of $11,525 and $10,788 at 2018 and 2017, respectively		2,066	2,151
Intangible assets, net of accumulated amortization of $43,266 and $44,279 at 2018 and 2017, respectively		7,384	11,105
Interest rate swaps, collars and caps		5,555	7,787
Deferred taxes		2,087	1,563
Other assets		3,891	5,494
Total assets		4,744,296	4,380,342
Current liabilities:
Accounts payable		5,151	6,867
Accrued expenses	[1]	20,023	17,610
Container contracts payable		42,710	131,087
Other liabilities		219	235
Due to owners, net		8,322	11,131
Debt, net of unamortized deferred financing costs of $5,738 and $3,989 at 2018 and 2017, respectively		191,689	233,681
Total current liabilities		268,114	400,611
Debt, net of unamortized deferred financing costs of $22,248 and $20,045 at 2018 and 2017, respectively		3,218,138	2,756,627
Interest rate swaps, collars and caps		3,639	81
Income tax payable		9,570	9,081
Deferred taxes		7,039	5,881
Other liabilities		1,805	2,024
Total liabilities		3,508,305	3,174,305
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,032,164 shares issued and 57,402,164 shares outstanding at 2018; 57,727,220 shares issued and 57,097,220 shares outstanding at 2017		581	578
Additional paid-in capital		406,083	397,821
Treasury shares, at cost, 630,000 shares		(9,149)	(9,149)
Accumulated other comprehensive loss		(436)	(309)
Retained earnings	[1]	809,734	759,356
Total Textainer Group Holdings Limited shareholders’ equity		1,206,813	1,148,297
Noncontrolling interest		29,178	57,740
Total equity		1,235,991	1,206,037	[2]
Total liabilities and equity		$ 4,744,296	$ 4,380,342

[1]	Certain amounts as of December 31, 2017 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2017, 2016 and 2015 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).